UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/16 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (69.2%)

	CONSUMER DISCRETIONARY (7.2%)
4,000	AutoZone, Inc. *	$3,175,360
7,900	Buffalo Wild Wings, Inc. *	1,097,705
39,000	Dollar Tree, Inc. *	3,675,360
9,700	Domino's Pizza, Inc.	1,274,386
28,000	LKQ Corp. *	887,600
9,000	Luxottica Group S.p.A. ADR	439,740
32,000	NIKE, Inc. Class B	1,766,400
12,800	O'Reilly Automotive, Inc. *	3,470,080
12,500	Pool Corp.	1,175,375
44,000	TJX Companies, Inc. (The)	3,398,120
3,000	Under Armour, Inc. Class A *(1)	120,390
3,021	Under Armour, Inc. Class C *	109,975
37,600	VF Corp.	2,312,024
17,000	Wolverine World Wide, Inc.	345,440
		23,247,955
	CONSUMER STAPLES (8.5%)
3,300	British American Tobacco PLC ADR (1)	427,284
2,000	Brown-Forman Corp. Class B	199,520
22,400	Casey's General Stores, Inc.	2,945,824
36,800	Church & Dwight Co., Inc.	3,786,352
6,900	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	572,424
21,000	Costco Wholesale Corp.	3,297,840
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	499,446
5,000	General Mills, Inc.	356,600
82,000	Hormel Foods Corp.	3,001,200
22,000	Ingredion, Inc.	2,847,020
5,700	J&J Snack Foods Corp.	679,839
9,400	McCormick & Co., Inc.	1,002,698
6,400	Nestle SA ADR	494,784
22,000	PepsiCo, Inc.	2,330,680
65,000	Reynolds American, Inc.	3,505,450
15,100	TreeHouse Foods, Inc. *	1,550,015
		27,496,976
	ENERGY (0.4%)
20,800	Enbridge, Inc. (1)	881,088
12,000	ONEOK, Inc.	569,400
		1,450,488
	FINANCIALS (5.3%)
3,700	Alleghany Corp. *	2,033,446
7,400	American Tower Corp. REIT	840,714
20,700	Arch Capital Group Ltd. *	1,490,400
5,600	BOK Financial Corp. (1)	351,120
24,800	Chubb, Ltd.	3,241,608
3,900	Enstar Group Ltd. *	631,761
2,400	Intercontinental Exchange, Inc.	614,304
9,600	Prosperity Bancshares, Inc.	489,504
26,100	RenaissanceRe Holdings Ltd.	3,065,184
19,800	RLI Corp.	1,361,844
10,100	Signature Bank *	1,261,692

Shares		Value
23,900	Torchmark Corp.	$1,477,498
10,000	Wells Fargo & Co.	473,300
		17,332,375
	HEALTH CARE (10.4%)
11,000	Alexion Pharmaceuticals, Inc. *	1,284,360
16,000	Becton, Dickinson & Co.	2,713,440
15,300	C.R. Bard, Inc.	3,597,948
22,200	Cerner Corp. *	1,300,920
17,800	DENTSPLY SIRONA, Inc.	1,104,312
8,800	Express Scripts Holding Co. *	667,040
19,500	Henry Schein, Inc. *	3,447,600
42,000	IDEXX Laboratories, Inc. *	3,900,120
14,400	Illumina, Inc. *	2,021,472
36,600	Mednax, Inc. *	2,650,938
10,400	Mettler-Toledo International, Inc. *	3,795,168
22,000	Novo Nordisk A/S ADR	1,183,160
5,300	PAREXEL International Corp. *	333,264
8,700	Teleflex, Inc.	1,542,597
18,300	Thermo Fisher Scientific, Inc.	2,704,008
10,600	Universal Health Services, Inc. Class B	1,421,460
		33,667,807
	INDUSTRIALS (19.9%)
14,600	Acuity Brands, Inc.	3,620,216
53,075	AMETEK, Inc.	2,453,657
51,800	Canadian National Railway Co.	3,059,308
9,600	Canadian Pacific Railway Ltd.	1,236,384
27,400	Carlisle Companies, Inc.	2,895,632
31,400	Danaher Corp.	3,171,400
15,000	Equifax, Inc.	1,926,000
14,000	General Dynamics Corp.	1,949,360
17,000	Healthcare Services Group, Inc.	703,460
20,787	HEICO Corp.	1,388,779
6,800	IDEX Corp.	558,280
14,200	IHS, Inc. Class A *	1,641,662
3,000	J.B. Hunt Transport Services, Inc.	242,790
14,200	Lincoln Electric Holdings, Inc.	838,936
18,100	Middleby Corp. (The) *	2,086,025
16,000	Northrop Grumman Corp.	3,556,480
23,000	Republic Services, Inc.	1,180,130
115,500	Rollins, Inc.	3,380,685
16,900	Roper Technologies, Inc.	2,882,464
5,850	Ryanair Holdings PLC ADR	406,809
20,400	Snap-on, Inc.	3,219,528
26,200	Stericycle, Inc. *	2,727,944
33,000	Teledyne Technologies, Inc. *	3,268,650
44,300	Toro Co. (The)	3,907,260
13,000	TransDigm Group, Inc. *	3,427,970
31,200	Union Pacific Corp.	2,722,200
23,600	Wabtec Corp.	1,657,428
61,750	Waste Connections, Inc. *	4,449,088
		64,558,525
	INFORMATION TECHNOLOGY (11.4%)
28,400	Accenture PLC Class A	3,217,436

1

Schedule of Investments (unaudited) (continued)

Shares		Value
62,200	Amphenol Corp. Class A	$3,565,926
32,500	ANSYS, Inc. *	2,949,375
4,200	Apple, Inc.	401,520
16,000	Automatic Data Processing, Inc.	1,469,920
36,600	Fiserv, Inc. *	3,979,518
15,400	Intuit, Inc.	1,718,794
35,800	Jack Henry & Associates, Inc.	3,124,266
36,000	MasterCard, Inc. Class A	3,170,160
28,800	Open Text Corp.	1,703,808
40,000	Salesforce.com, Inc. *	3,176,400
9,800	Trimble Navigation Ltd. *	238,728
19,600	Tyler Technologies, Inc. *	3,267,516
17,400	Ultimate Software Group, Inc. (The) *	3,659,046
14,800	WEX, Inc. *	1,312,316
		36,954,729
	MATERIALS (5.5%)
31,800	AptarGroup, Inc.	2,516,334
44,200	Ball Corp. (1)	3,195,218
23,000	Crown Holdings, Inc. *	1,165,410
26,000	Ecolab, Inc.	3,083,600
22,000	FMC Corp.	1,018,820
12,000	Packaging Corp. of America	803,160
11,400	Praxair, Inc.	1,281,246
36,800	Silgan Holdings, Inc.	1,893,728
25,000	Valspar Corp. (The)	2,700,750
		17,658,266
	TELECOMMUNICATION SERVICES (0.6%)
18,400	SBA Communications Corp. Class A *	1,986,096

	TOTAL COMMON STOCKS (Cost $160,500,045) (69.2%)	224,353,217

Principal Amount		Value
ASSET-BACKED SECURITIES (1.1%)
$75,066	Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.09%, 3/20/18	$75,067
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	151,343
150,000	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	151,324
300,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	303,885
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	409,106
250,000	Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10%, 11/15/17	249,991
135,000	Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	135,454
300,000	Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31%, 8/15/27 (2)	306,272
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	304,537
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	205,428
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	255,028
250,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	251,007
72,000	Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.40%, 11/15/18 (2)	72,253
125,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (2)	125,303
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,895
150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	154,459
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	104,827
100,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	100,475

	TOTAL ASSET-BACKED SECURITIES (Cost $3,439,085) (1.1%)	3,457,654

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
105,280	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	105,482
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	106,020
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	163,877
208,561	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	210,478
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	254,901
61,735	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.45%, 12/25/45 (2)(3)	61,031

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (3)	$248,927
150,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	161,006
101,754	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	105,710
111,738	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	111,822
254,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	270,526
106,530	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.54%, 4/25/45 (3)	106,531
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	413,026
250,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	268,651
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	209,287
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	103,809
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	310,475
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	489,264
250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class B, 4.88%, 1/15/59 (3)	267,554
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	433,895
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	314,445

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,717,218) (1.5%)	4,716,717

CORPORATE BONDS & NOTES (10.2%)

	BASIC MATERIALS (0.3%)
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	159,375
150,000	Ecolab, Inc., Senior Unsecured Notes, 3.25%, 1/14/23	157,489
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	187,369
250,000	Mosaic Co. (The), Senior Unsecured Notes, 4.25%, 11/15/23 (1)	269,264

Principal Amount		Value
$150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	$155,250
		928,747
	COMMUNICATIONS (1.0%)
100,000	Amazon.com, Inc., Senior Unsecured Notes, 3.30%, 12/5/21 (1)	107,896
150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	176,431
200,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	202,732
250,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	261,079
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	206,397
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	273,571
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	159,071
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	154,097
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23 (1)	241,343
200,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	208,500
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20 (1)	203,139
150,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20	154,687
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19 (1)	279,287
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	259,331
250,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	255,548
200,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25 (1)	211,629
		3,354,738
	CONSUMER, CYCLICAL (1.1%)
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (2)	252,227
100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	109,750
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	154,500
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	200,425
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18 (1)	253,075
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	101,231
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23 (1)	251,299
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22 (1)	261,635
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	168,750

3

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	$109,877
250,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	256,545
100,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	118,973
150,000	NIKE, Inc., Senior Unsecured Notes, 3.88%, 11/1/45	166,284
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	153,268
200,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44 (1)	196,056
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (1)	157,875
125,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	129,531
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	173,250
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	255,950
		3,470,501
	CONSUMER, NON-CYCLICAL (1.8%)
100,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25 (1)	104,783
100,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	105,755
200,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	203,133
100,000	Aetna, Inc., Senior Unsecured Notes, 3.20%, 6/15/26	102,882
150,000	Aetna, Inc., Senior Unsecured Notes, 4.25%, 6/15/36	154,976
150,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25 (1)	157,342
150,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17	151,251
150,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45 (1)	155,829
100,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 2.65%, 2/1/21	103,702
250,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	292,960
100,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	106,546
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	168,607
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	258,375
125,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, 8/15/22	130,781
250,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	256,082
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	256,453
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25 (1)	205,000
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	217,387

Principal Amount		Value
$200,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	$205,585
100,000	Kroger Co. (The), Senior Unsecured Notes, 2.95%, 11/1/21	105,067
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	417,699
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21 (1)	104,250
250,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16	249,724
150,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	171,531
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	206,517
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	154,500
150,000	St Jude Medical, Inc., Senior Unsecured Notes, 2.00%, 9/15/18 (1)	151,714
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	213,991
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	173,787
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	57,051
150,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (2)	151,594
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25 (1)	275,711
		5,770,565
	ENERGY (0.5%)
200,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23 (1)	204,259
100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17 (1)	97,750
125,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	112,030
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42 (1)	105,524
150,000	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 2.65%, 2/1/19 (1)	149,935
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26 (1)	158,204
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	111,514
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	218,439
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26 (1)(2)	175,656
100,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	109,904
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	164,576
		1,607,791
	FINANCIAL (4.1%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	207,972
250,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	257,500

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	Ally Financial, Inc., Guaranteed Notes, 4.75%, 9/10/18	$204,000
250,000	American Express Co., Senior Unsecured Notes, 1.24%, 5/22/18 (3)	249,451
250,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26 (1)	251,300
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	260,650
250,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	261,992
225,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	229,156
250,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	273,375
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24 (1)	213,459
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	214,330
300,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (2)	302,653
150,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20 (1)	154,330
250,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.80%, 7/21/21	260,809
250,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	279,985
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	205,086
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	260,821
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17	101,850
75,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	76,312
200,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	215,950
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	210,317
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	258,545
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (2)	252,741
250,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	271,409
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21 (1)	224,814
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	256,234
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	158,654
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20 (1)	208,432
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26 (1)	210,500
125,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	154,192

Principal Amount		Value
$182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22 (1)	$180,379
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24 (1)	101,827
150,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	164,908
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22 (1)	262,787
250,000	Huntington National Bank (The), Senior Unsecured Notes, 2.20%, 11/6/18	253,060
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)(2)	274,485
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	500,000
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	211,903
250,000	Korea Development Bank (The), Senior Unsecured Notes, 4.00%, 9/9/16	251,432
250,000	Lloyds Bank PLC, Guaranteed Notes, 3.50%, 5/14/25	256,879
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	547,528
200,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19 (1)	204,668
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	250,258
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	152,743
150,000	PNC Funding Corp., Guaranteed Notes, 3.30%, 3/8/22 (1)	159,526
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21 (1)	264,509
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	250,437
250,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	246,869
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	256,402
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	152,500
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21 (1)	103,594
150,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20 (1)	153,645
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	269,293
150,000	Wells Fargo & Co., Senior Unsecured Notes, 5.63%, 12/11/17 (1)	159,462
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23 (1)	258,682
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	114,945
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	126,436
255,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (1)	291,644
		13,107,620

5

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	INDUSTRIAL (0.4%)
$75,000	Allegion PLC, Guaranteed Notes, 5.88%, 9/15/23	$79,500
200,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	208,500
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	268,627
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	111,847
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	258,228
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	264,141
		1,190,843
	TECHNOLOGY (0.3%)
100,000	Altera Corp., Guaranteed Notes, 1.75%, 5/15/17	100,820
250,000	Analog Devices, Inc., Senior Unsecured Notes, 3.90%, 12/15/25	278,681
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	103,326
200,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21 (1)	216,825
175,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	197,339
200,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25 (1)	212,544
		1,109,535
	UTILITIES (0.7%)
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	227,320
100,000	Consumers Energy Co., 3.13%, 8/31/24	105,992
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	164,711
100,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	106,760
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19 (1)	221,294
250,000	Florida Power & Light Co., 4.95%, 6/1/35	303,830
150,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	150,114
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25 (1)	103,716
200,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26 (1)	208,274
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21 (1)	101,382
162,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	170,150
250,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	259,108

Principal Amount		Value
$250,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	$259,150
		2,381,801

	TOTAL CORPORATE BONDS & NOTES (Cost $31,959,443) (10.2%)	32,922,141

FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20 (1)	277,500
150,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	162,000

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $414,997) (0.1%)	439,500

LONG-TERM MUNICIPAL SECURITIES (0.7%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	193,423
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	136,761
175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	203,178
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	250,966
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	209,464
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	212,406
150,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	152,759
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	102,328
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	349,450
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	167,261
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	114,875

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	$252,605

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,268,706) (0.7%)	2,345,476

SHORT-TERM MUNICIPAL SECURITIES (0.0%)
50,000	City of Huntsville, Build America Bonds, General Obligation Unlimited, Series. B, 2.41%, 9/1/16	50,115

	TOTAL SHORT-TERM MUNICIPAL SECURITIES (Cost $50,127) (0.0%)	50,115

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.9%)
500,000	FHLB, 2.88%, 9/11/20	536,898
500,000	FHLMC, 1.00%, 7/28/17	502,139
500,000	FHLMC, 0.75%, 1/12/18	500,857
500,000	FHLMC, 1.75%, 5/30/19	513,748
196,465	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	200,023
308,862	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	331,996
59,424	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	63,878
291,597	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	312,312
376,744	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	412,447
60,688	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	67,475
23,332	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	24,646
32,327	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	33,206
316,881	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	335,848
213,953	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	230,017
360,717	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	387,816
150,544	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	161,262
162,397	FNMA, 4.50%, 4/1/40	177,891
34,163	FNMA, 4.50%, 7/1/40	37,455
132,908	FNMA Pool #745275, 5.00%, 2/1/36	147,938
126,430	FNMA Pool #890585, 5.00%, 3/1/39	140,759
8,058	FNMA Pool #910242, 5.00%, 3/1/37	8,941
15,307	FNMA Pool #975116, 5.00%, 5/1/38	16,983
757	FNMA Pool #976734, 5.00%, 3/1/38	840
264,693	FNMA Pool #995245, 5.00%, 1/1/39	293,687
165,168	FNMA Pool #AA7720, 4.00%, 8/1/39	177,252
353,128	FNMA Pool #AB1259, 5.00%, 7/1/40	392,500
293,912	FNMA Pool #AB1796, 3.50%, 11/1/40	310,867
171,897	FNMA Pool #AB3218, 3.50%, 7/1/31	182,501
205,709	FNMA Pool #AB5024, 3.00%, 4/1/42	213,828
281,218	FNMA Pool #AB6286, 2.50%, 9/1/27	291,819
330,904	FNMA Pool #AB8144, 5.00%, 4/1/37	367,353

Principal Amount		Value
$179,771	FNMA Pool #AC8908, 4.50%, 1/1/40	$197,016
83,810	FNMA Pool #AH3226, 5.00%, 2/1/41	93,125
59,757	FNMA Pool #AH6186, 4.00%, 2/1/41	64,207
146,899	FNMA Pool #AH7205, 4.50%, 3/1/41	161,054
143,255	FNMA Pool #AH8932, 4.50%, 4/1/41	156,680
151,654	FNMA Pool #AI1019, 4.50%, 5/1/41	166,286
237,235	FNMA Pool #AJ6932, 3.00%, 11/1/26	249,068
266,653	FNMA Pool #AL7662, 4.50%, 10/1/43	292,060
126,257	FNMA Pool #AQ0287, 3.00%, 10/1/42	131,313
375,895	FNMA Pool #AQ3960, 3.00%, 8/1/28	394,865
301,927	FNMA Pool #AR0930, 2.50%, 1/1/28	313,344
143,959	FNMA Pool #AS0865, 2.50%, 10/1/28	149,388
324,312	FNMA Pool #AS1529, 3.00%, 1/1/29	340,212
46,428	FNMA Pool #AS2751, 4.50%, 6/1/44	50,648
143,530	FNMA Pool #AS3789, 4.50%, 11/1/44	156,658
249,682	FNMA Pool #AS5485, 4.50%, 7/1/45	272,906
228,753	FNMA Pool #AS5696, 3.50%, 8/1/45	241,466
463,654	FNMA Pool #AS5906, 3.50%, 10/1/45	489,387
76,956	FNMA Pool #AS6205, 3.50%, 11/1/45	81,228
600,000	FNMA Pool #AS6385, 4.00%, 12/1/45	643,493
46,771	FNMA Pool #AU4290, 4.00%, 9/1/43	50,127
418,159	FNMA Pool #AU7025, 3.00%, 11/1/43	434,827
40,178	FNMA Pool #AU7431, 4.50%, 11/1/43	43,827
190,025	FNMA Pool #AU8070, 3.50%, 9/1/43	200,943
169,822	FNMA Pool #AW5055, 3.50%, 7/1/44	180,526
192,173	FNMA Pool #AW9239, 4.50%, 8/1/44	209,671
127,283	FNMA Pool #AX1138, 3.50%, 9/1/44	134,333
324,840	FNMA Pool #AY2618, 4.00%, 3/1/45	348,369
169,845	FNMA Pool #AY2713, 4.00%, 2/1/45	182,095
111,464	FNMA Pool #AY2728, 2.50%, 2/1/30	115,429
189,821	FNMA Pool #AZ0176, 3.00%, 6/1/45	197,170
244,033	FNMA Pool #AZ4775, 3.50%, 10/1/45	257,588
230,354	FNMA Pool #AZ6194, 3.50%, 10/1/45	243,112
242,278	FNMA Pool #AZ9703, 3.00%, 10/1/45	251,657
495,775	FNMA Pool #BA4732, 3.50%, 12/1/45	523,548
269,507	FNMA Pool #MA0073, 4.50%, 5/1/29	293,984
234,153	FNMA Pool #MA2304, 4.00%, 6/1/45	251,185
249,195	FNMA Pool #MA2641, 3.00%, 6/1/46	258,842
167,645	FNMA Pool #MA3894, 4.00%, 9/1/31	181,537
500,000	FNMA Pool TBA, 3.00%, 7/1/46	518,887
191,202	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	194,659
161,223	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	162,577
245,805	GNMA II Pool #MA1090, 3.50%, 6/20/43	261,962
144,268	GNMA II Pool #MA1448, 3.50%, 11/20/43	153,729
176,334	GNMA II Pool #MA1520, 3.00%, 12/20/43	184,984
141,484	GNMA II Pool #MA2074, 4.00%, 7/20/44	151,310
274,119	GNMA II Pool #MA2149, 4.00%, 8/20/44	293,159
57,127	GNMA II Pool #MA2304, 4.00%, 10/20/44	61,090
466,623	GNMA II Pool #MA2445, 3.50%, 12/20/44	495,510
168,130	GNMA Pool #650494, 5.50%, 1/15/36	191,263

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,678,523) (5.9%)	19,047,486

7

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (4.3%)

	U.S. TREASURY NOTES & BONDS (4.3%)
$300,000	U.S. Treasury Bonds, 5.25%, 11/15/28	$422,273
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	519,107
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	808,522
100,000	U.S. Treasury Bonds, 4.38%, 5/15/40	142,273
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	260,883
100,000	U.S. Treasury Bonds, 2.88%, 5/15/43	112,449
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	322,549
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	128,938
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	123,246
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	353,133
350,000	U.S. Treasury Bonds, 3.00%, 11/15/44	402,418
150,000	U.S. Treasury Bonds, 2.50%, 2/15/46 (1)	156,193
200,000	U.S. Treasury Bonds, 2.50%, 5/15/46	208,414
250,000	U.S. Treasury Notes, 0.50%, 8/31/16 (1)	250,083
300,000	U.S. Treasury Notes, 1.00%, 9/30/16	300,484
300,000	U.S. Treasury Notes, 0.38%, 10/31/16	300,020
200,000	U.S. Treasury Notes, 0.50%, 11/30/16	200,108
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	250,986
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	203,430
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	350,287
1,350,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,372,306
500,000	U.S. Treasury Notes, 1.00%, 9/30/19	503,731
350,000	U.S. Treasury Notes, 1.38%, 1/31/20	356,672
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	505,078
100,000	U.S. Treasury Notes, 1.38%, 3/31/20	101,891
200,000	U.S. Treasury Notes, 1.13%, 4/30/20	201,961
300,000	U.S. Treasury Notes, 1.38%, 4/30/20	305,648
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	359,912
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	156,545
100,000	U.S. Treasury Notes, 1.38%, 4/30/21	101,727
700,000	U.S. Treasury Notes, 2.25%, 4/30/21	740,879
200,000	U.S. Treasury Notes, 2.25%, 7/31/21	211,922
450,000	U.S. Treasury Notes, 2.00%, 10/31/21	471,322
450,000	U.S. Treasury Notes, 2.00%, 2/15/22	471,340
150,000	U.S. Treasury Notes, 1.75%, 3/31/22	154,986
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	51,273
300,000	U.S. Treasury Notes, 2.00%, 11/30/22	313,981
100,000	U.S. Treasury Notes, 1.63%, 4/30/23	102,246
50,000	U.S. Treasury Notes, 2.50%, 8/15/23	54,166
50,000	U.S. Treasury Notes, 2.75%, 2/15/24	55,193
500,000	U.S. Treasury Notes, 2.38%, 8/15/24	538,203
120,000	U.S. Treasury Notes, 2.25%, 11/15/24	128,006
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	104,625
250,000	U.S. Treasury Notes, 2.13%, 5/15/25	264,072
300,000	U.S. Treasury Notes, 1.63%, 2/15/26	303,375
200,000	U.S. Treasury Notes, 1.63%, 5/15/26 (1)	202,445

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,259,575) (4.3%)	13,949,301

Shares		Value

SHORT-TERM INVESTMENTS (10.9%)

	MONEY MARKET FUNDS (10.9%)
22,516,556	State Street Institutional Liquid Reserves Fund	$22,516,556

12,864,053	State Street Navigator Securities Lending Prime Portfolio (4)	12,864,053

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,380,609) (10.9%)	35,380,609

	TOTAL INVESTMENT SECURITIES (103.9%) (Cost $270,668,328)	$336,662,216

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.9%)		(12,578,250)
NET ASSETS (5) (100%)		$324,083,966

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2016, the market value of the securities on loan was $12,662,169.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $12,662,169 were out on loan in exchange for $12,864,053 of cash collateral as of June 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $270,668,328, aggregate gross unrealized appreciation was $67,244,545, aggregate gross unrealized depreciation was $1,250,657 and the net unrealized appreciation was $65,993,888.
ADR	American Depositary Receipt.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$224,353,217	$—	$—	$224,353,217
Asset-Backed Securities	—	3,457,654	—	3,457,654
Commercial Mortgage-Backed Securities	—	4,716,717	—	4,716,717
Corporate Bonds & Notes*	—	32,922,141	—	32,922,141
Foreign Government Obligations	—	439,500	—	439,500
Long-Term Municipal Securities	—	2,345,476	—	2,345,476
Short-Term Municipal Securities	—	50,115	—	50,115
U.S. Government Agency Obligations	—	19,047,486	—	19,047,486
U.S. Treasury Obligations	—	13,949,301	—	13,949,301
Short-Term Investments	35,380,609	—	—	35,380,609
Total Investments in Securities	$259,733,826	$76,928,390	$—	$336,662,216

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 29, 2016